Goodwill and Intangible Assets, net - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 182
2018	1,000
2019	1,000
2020	1,000
2021	1,000
2022	$ 1,000
Customer Relationships [Member] | Pure Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer Relationships [Member] | J&S [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years